Loans and advances to customers - Movement in loss provision (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	€ (199,351)	€ (191,312)
Impairment at end of year	(191,124)	(199,351)	€ (191,312)
Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	(848,915)	(790,470)
Impairment at end of year	(882,921)	(848,915)	(790,470)
Accumulated impairment | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	730	498	291
Net impairment losses charged to income for the period	43	348	380
Impairment loss recognized in profit or loss	138	386	423
Reversal of impairment loss recognized in profit or loss	95	38	43
Exchange differences and other	(112)	(116)	(172)
Impairment at end of year	635	730	498
Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	23,934	24,393	26,517
Net impairment losses charged to income for the period	10,501	10,513	10,734
Impairment loss recognized in profit or loss	17,850	19,006	17,081
Reversal of impairment loss recognized in profit or loss	7,349	8,493	6,347
Change of perimeter			(136)
Write-off of impaired balances against recorded impairment allowance	(12,673)	(13,522)	(12,758)
Exchange differences and other	(457)	2,550	36
Impairment at end of year	23,307	23,934	24,393
Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses charged to income for the period	8,986
Financial assets at amortised cost, category | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment loss recognized in profit or loss	43
Reversal of impairment loss recognized in profit or loss	1,558
Financial assets at amortised cost, category | Accumulated impairment | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses charged to income for the period	43
Financial assets at amortised cost, category | Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	25,936
Write-off of impaired balances against recorded impairment allowance	(12,673)
Exchange differences and other	(457)
Impairment at end of year	23,307	25,936
Loans and receivables, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses charged to income for the period		9,241	9,557
Loans and receivables, category | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment loss recognized in profit or loss		348	405
Reversal of impairment loss recognized in profit or loss		1,620	1,582
Loans and receivables, category | Accumulated impairment | Debt instruments
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses charged to income for the period		348	405
Expected credit losses collectively assessed [member] | Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	18,623	18,296
Impairment at end of year	18,402	18,623	18,296
Expected credit losses individually assessed [member] | Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	5,311	6,097
Impairment at end of year	4,905	5,311	6,097
Financial instruments credit-impaired | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Exchange differences and other	387	798	(1,144)
Financial instruments credit-impaired | Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	16,207	15,331
Impairment at end of year	14,906	16,207	15,331
Financial instruments not credit-impaired [member] | Accumulated impairment | Loans and advances - Customers
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment at beginning of year	7,727	9,062
Impairment at end of year	€ 8,401	€ 7,727	€ 9,062